Accounts Payable, Accrued Expenses and Other Liabilities	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
Accounts Payable, Accrued Expenses and Other Liabilities
9. Accounts Payable, Accrued Expenses and Other Liabilities
The following table summarizes the components of accounts payable, accrued expenses and other liabilities:

$ in thousands	September 30, 2021	December 31, 2020
Intangible liabilities, net	$1,459	$1,605
Accrued interest expense	344	73
Real estate taxes payable	335	—
Tenant security deposits	264	130
Accounts payable and accrued expenses	221	36
Prepaid rental income	219	—

Total	$2,842	$1,844